Contingent Consideration - Schedule of Reconciliation of Contingent Consideration Liability (Detail) - USD ($) $ in Thousands			6 Months Ended	9 Months Ended	12 Months Ended
	May 01, 2016	Apr. 01, 2016	Dec. 31, 2015	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Adjustment to fair value				$ (53)	$ (53)	$ (491)
QuaDPharma
Paid in cash	$ (684)
Polymed
Paid in cash		$ (2,500)
Significant Unobservable Inputs (Level 3) | QuaDPharma
Beginning balance				1,133	1,133	995
Adjustment to fair value					(106)	138
Satisfied through issuance of common stock					(343)
Paid in cash					(684)
Ending balance			$ 1,133			1,133
Significant Unobservable Inputs (Level 3) | Polymed
Beginning balance			4,488	$ 4,841	4,841
Adjustment to fair value			353		159
Satisfied through issuance of common stock					(2,500)
Paid in cash					$ (2,500)
Ending balance			$ 4,841			$ 4,841